Risk management - Funding and Liquidity Risk (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Structural interest rate risk
Total Balance Sheet Assets	$ 1,743,889	$ 1,616,873
Liabilities	(1,604,462)	(1,477,724)
Equity	(163,454)	(163,588)	$ (153,834)	$ (134,798)
Total Balance Sheet Liabilities	(1,813,421)	(1,678,213)
1 month
Structural interest rate risk
Total Balance Sheet Assets	236,181	230,889
Liabilities	(531,990)	(474,565)
3 months
Structural interest rate risk
Total Balance Sheet Assets	202,217	165,300
Liabilities	(49,366)	(38,305)
1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	427,600	367,807
Liabilities	(114,236)	(56,435)
3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	268,859	246,976
Liabilities	(78,799)	(90,936)
More than five years
Structural interest rate risk
Total Balance Sheet Assets	302,319	318,576
Liabilities	(124,829)	(123,365)
Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(163,392)	(163,540)	(153,797)	$ (134,758)
Liquidity risk
Structural interest rate risk
Total Balance Sheet Assets	4,744,773	4,287,610	4,189,238
Total Balance Sheet Liabilities	(4,284,381)	(3,962,053)	(3,999,973)
Total Balance Sheet Gap	460,392	325,557	189,265
Total Off-Balance Sheet Gap	104,840	(5,852)	(3,137)
Liquidity risk | 1 month
Structural interest rate risk
Total Balance Sheet Assets	137,356	175,882	234,231
Total Balance Sheet Liabilities	(389,113)	(426,388)	(332,739)
Total Balance Sheet Gap	(251,757)	(250,506)	(98,508)
Total Off-Balance Sheet Gap	(20,129)	(22,002)	(18,378)
Total Structural Gap	(271,886)	(272,508)	(116,886)
Accumulated Gap	(271,886)	(272,508)	(116,886)
Liquidity risk | 3 months
Structural interest rate risk
Total Balance Sheet Assets	187,961	142,180	92,390
Total Balance Sheet Liabilities	(55,217)	(37,917)	(50,447)
Total Balance Sheet Gap	132,744	104,263	41,943
Total Off-Balance Sheet Gap	(987)	(221)	(431)
Total Structural Gap	131,757	104,042	41,512
Accumulated Gap	(140,129)	(168,466)	(75,374)
Liquidity risk | 6 months
Structural interest rate risk
Total Balance Sheet Assets	100,628	88,766	89,297
Total Balance Sheet Liabilities	(70,591)	(31,539)	(46,637)
Total Balance Sheet Gap	30,037	57,227	42,660
Total Off-Balance Sheet Gap	2,642	150	(337)
Total Structural Gap	32,679	57,377	42,323
Accumulated Gap	(107,450)	(111,089)	(33,051)
Liquidity risk | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	156,587	124,896	119,332
Total Balance Sheet Liabilities	(70,969)	(51,984)	(60,122)
Total Balance Sheet Gap	85,618	72,912	59,210
Total Off-Balance Sheet Gap	2,943	5,385	233
Total Structural Gap	88,561	78,297	59,443
Accumulated Gap	(18,889)	(32,792)	26,392
Liquidity risk | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	448,691	411,097	377,301
Total Balance Sheet Liabilities	(128,880)	(96,839)	(167,082)
Total Balance Sheet Gap	319,811	314,258	210,219
Total Off-Balance Sheet Gap	4,516	5,184	3,417
Total Structural Gap	324,327	319,442	213,636
Accumulated Gap	305,438	286,650	240,028
Liquidity risk | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	295,114	257,685	172,776
Total Balance Sheet Liabilities	(92,601)	(111,911)	(104,449)
Total Balance Sheet Gap	202,513	145,774	68,327
Total Off-Balance Sheet Gap	224	3,377	(1,112)
Total Structural Gap	202,737	149,151	67,215
Accumulated Gap	508,175	435,801	307,243
Liquidity risk | More than five years
Structural interest rate risk
Total Balance Sheet Assets	275,298	309,986	322,024
Total Balance Sheet Liabilities	(380,499)	(341,945)	(358,258)
Total Balance Sheet Gap	(105,201)	(31,959)	(36,234)
Total Off-Balance Sheet Gap	3,639	2,276	(494)
Total Structural Gap	(101,562)	(29,683)	(36,728)
Accumulated Gap	406,613	406,118	270,515
Liquidity risk | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	3,143,138	2,777,118	2,781,887
Total Balance Sheet Liabilities	(3,096,511)	(2,863,530)	(2,880,240)
Total Balance Sheet Gap	46,627	(86,412)	(98,353)
Total Off-Balance Sheet Gap	111,991		13,964
Total Structural Gap	158,618	(86,412)	(84,389)
Accumulated Gap	565,231	319,706	186,126
Liquidity risk | Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(166,838)	(165,539)	(158,338)
Liquidity risk | Total Shareholders' Equity Attributable to the Parent | Not Sensitive
Structural interest rate risk
Equity	(166,838)	(165,539)	(158,338)
Liquidity risk | Money Market
Structural interest rate risk
Liabilities	(235,631)	(237,926)	(416,864)
Liquidity risk | Money Market | 1 month
Structural interest rate risk
Liabilities	(126,156)	(134,800)	(136,167)
Liquidity risk | Money Market | 3 months
Structural interest rate risk
Liabilities	(667)	(429)	(342)
Liquidity risk | Money Market | 6 months
Structural interest rate risk
Liabilities	(1,199)	(525)	(397)
Liquidity risk | Money Market | 6 - 12 months
Structural interest rate risk
Liabilities	(1,322)	(1,426)	(877)
Liquidity risk | Money Market | 1 to 3 years
Structural interest rate risk
Liabilities	(467)	(90)	(78)
Liquidity risk | Money Market | Not Sensitive
Structural interest rate risk
Liabilities	(105,820)	(100,656)	(279,004)
Liquidity risk | Deposits
Structural interest rate risk
Liabilities	(852,726)	(773,147)	(765,648)
Liquidity risk | Deposits | 1 month
Structural interest rate risk
Liabilities	(255,400)	(276,799)	(188,768)
Liquidity risk | Deposits | 3 months
Structural interest rate risk
Liabilities	(38,223)	(30,673)	(36,499)
Liquidity risk | Deposits | 6 months
Structural interest rate risk
Liabilities	(41,931)	(14,064)	(22,885)
Liquidity risk | Deposits | 6 - 12 months
Structural interest rate risk
Liabilities	(24,700)	(22,018)	(26,267)
Liquidity risk | Deposits | 1 to 3 years
Structural interest rate risk
Liabilities	(69,164)	(53,199)	(78,592)
Liquidity risk | Deposits | 3 to 5 years
Structural interest rate risk
Liabilities	(53,900)	(43,500)	(62,686)
Liquidity risk | Deposits | More than five years
Structural interest rate risk
Liabilities	(369,408)	(332,894)	(349,951)
Liquidity risk | Long-Term Funding
Structural interest rate risk
Liabilities	(234,698)	(207,558)	(237,778)
Liquidity risk | Long-Term Funding | 1 month
Structural interest rate risk
Liabilities	(7,557)	(14,789)	(7,804)
Liquidity risk | Long-Term Funding | 3 months
Structural interest rate risk
Liabilities	(16,327)	(6,815)	(13,606)
Liquidity risk | Long-Term Funding | 6 months
Structural interest rate risk
Liabilities	(27,461)	(16,950)	(23,355)
Liquidity risk | Long-Term Funding | 6 - 12 months
Structural interest rate risk
Liabilities	(44,947)	(28,540)	(32,978)
Liquidity risk | Long-Term Funding | 1 to 3 years
Structural interest rate risk
Liabilities	(59,249)	(43,550)	(88,412)
Liquidity risk | Long-Term Funding | 3 to 5 years
Structural interest rate risk
Liabilities	(38,701)	(68,411)	(41,763)
Liquidity risk | Long-Term Funding | More than five years
Structural interest rate risk
Liabilities	(11,091)	(9,051)	(8,307)
Liquidity risk | Long-Term Funding | Not Sensitive
Structural interest rate risk
Liabilities	(29,365)	(19,452)	(21,553)
Liquidity risk | Other Liabilities
Structural interest rate risk
Liabilities	(2,794,488)	(2,577,883)	(2,421,345)
Liquidity risk | Other Liabilities | Not Sensitive
Structural interest rate risk
Liabilities	(2,794,488)	(2,577,883)	(2,421,345)
Liquidity risk | Money Market
Structural interest rate risk
Total Balance Sheet Assets	134,410	107,493	210,487
Liquidity risk | Money Market | 1 month
Structural interest rate risk
Total Balance Sheet Assets	51,335	40,153	99,500
Liquidity risk | Money Market | 6 months
Structural interest rate risk
Total Balance Sheet Assets			10
Liquidity risk | Money Market | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	83,075	67,340	110,976
Liquidity risk | Loans and advances
Structural interest rate risk
Total Balance Sheet Assets	1,156,553	1,016,312	906,434
Liquidity risk | Loans and advances | 1 month
Structural interest rate risk
Total Balance Sheet Assets	75,674	59,574	53,486
Liquidity risk | Loans and advances | 3 months
Structural interest rate risk
Total Balance Sheet Assets	118,921	98,867	86,614
Liquidity risk | Loans and advances | 6 months
Structural interest rate risk
Total Balance Sheet Assets	99,078	85,021	70,534
Liquidity risk | Loans and advances | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	140,331	112,761	103,026
Liquidity risk | Loans and advances | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	310,763	272,326	252,900
Liquidity risk | Loans and advances | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	145,584	122,316	113,424
Liquidity risk | Loans and advances | More than five years
Structural interest rate risk
Total Balance Sheet Assets	232,864	253,494	225,978
Liquidity risk | Loans and advances | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	33,338	11,953	473
Liquidity risk | Intragroup
Structural interest rate risk
Total Balance Sheet Assets	4,287	4,368	2,324
Liquidity risk | Intragroup | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	4,287	4,368	2,324
Liquidity risk | Securities
Structural interest rate risk
Total Balance Sheet Assets	606,595	592,439	619,308
Liquidity risk | Securities | 1 month
Structural interest rate risk
Total Balance Sheet Assets	10,347	76,155	81,245
Liquidity risk | Securities | 3 months
Structural interest rate risk
Total Balance Sheet Assets	69,040	43,313	5,776
Liquidity risk | Securities | 6 months
Structural interest rate risk
Total Balance Sheet Assets	1,550	3,745	18,753
Liquidity risk | Securities | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	16,256	12,135	16,306
Liquidity risk | Securities | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	137,928	138,771	124,401
Liquidity risk | Securities | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	149,530	135,369	59,352
Liquidity risk | Securities | More than five years
Structural interest rate risk
Total Balance Sheet Assets	42,434	56,492	96,046
Liquidity risk | Securities | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	179,510	126,459	217,429
Liquidity risk | Permanent
Structural interest rate risk
Total Balance Sheet Assets	12,794	18,931	17,838
Liquidity risk | Permanent | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	12,794	18,931	17,838
Liquidity risk | Other assets
Structural interest rate risk
Total Balance Sheet Assets	2,830,134	2,548,067	2,432,847
Liquidity risk | Other assets | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	$ 2,830,134	$ 2,548,067	$ 2,432,847